Consolidated statement of financial position $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
ASSETS
Non-current assets	$ 8,195.1	$ 6,338.6
Property, plant and equipment	7,298.4	5,074.4
Inventories	349.8	251.9
Equity accounted investees	12.6	548.6
Investments	139.9	106.2
Environmental trust funds	125.2	109.6
Asanko deferred and contingent considerations	44.6	0.0
Taxation receivable	69.7	75.7
Deferred taxation	154.9	172.2
Current assets	1,926.7	1,734.4
Inventories	699.3	827.9
Trade and other receivables	337.8	251.4
Taxation receivable	6.1	6.4
Asanko deferred and contingent considerations	23.3	0.0
Cash and cash equivalents	860.2	648.7
Assets held for sale	21.1	153.3
Total assets	10,142.9	8,226.3
EQUITY AND LIABILITIES
Equity attributable to owners of the parent	5,201.4	4,476.1
Stated capital	3,871.5	3,871.5
Other reserves	(2,528.1)	(2,359.3)
Retained earnings	3,858.0	2,963.9
Non-controlling interests	165.5	143.7
Total equity	5,366.9	4,619.8
Non-current liabilities	3,065.6	2,100.7
Deferred taxation	503.8	389.3
Borrowings	1,776.5	653.4
Provisions	402.0	412.4
Windfall Project – contingent and exploration considerations	0.0	245.4
Lease liabilities	363.3	359.7
Long-term incentive plan	20.0	40.5
Current liabilities	1,710.4	1,505.8
Trade and other payables	651.1	643.9
Royalties payable	30.7	21.0
Taxation payable	112.4	95.7
Current portion of borrowings	719.1	583.1
Current portion of lease liabilities	86.9	76.7
Current portion of provisions	79.2	47.0
Current portion of long-term incentive plan	31.0	38.4
Total liabilities	4,776.0	3,606.5
Total equity and liabilities	$ 10,142.9	$ 8,226.3